December 7, 2020

Via EDGAR

Mr. Ryan Sutcliffe

U.S. Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549-0213

Re: Request for Selective Review for Post-Effective Amendment No. 186; USAA Mutual Funds Trust (File Nos. 033-65572 and 811-07852)

Dear Mr. Sutcliffe:

Transmitted herewith for filing with the Securities and Exchange Commission (the "SEC") on behalf of USAA Mutual Funds Trust (the "Trust"), pursuant to the Securities Act of 1933, as amended ("1933 Act"), and Rule 485(a) of Regulation C thereunder, and pursuant to the Investment Company Act of 1940, as amended (the "1940 Act") and the regulations thereunder, is Post-Effective Amendment No. 186 to the Trust's Registration Statement on Form N-1A (the "Class Z Amendment") on behalf of the series of the Trust identified below (the "Funds"). This transmission includes a conformed signature page for the Trust, the manually signed original of which is maintained at the office of the Trust.

On September 30, 2020, the Trust's Board of Trustees approved the addition of Class Z shares of the USAA Tax Exempt Intermediate-Term Fund, USAA Tax Exempt Long-Term Fund, USAA Tax Exempt Short-Term Fund, and USAA Income Fund. Class Z shares are a new share class of the Trust. The primary purpose of this filing is to register Class Z of the Funds. The Class Z Amendment includes the prospectuses (the "Prospectuses") and statements of additional information (the "SAIs") relating to the Trust's issuance of Class Z shares of the Funds.

On April 30, 2020, the Trust filed pursuant to Rule 485(a) Post-Effective Amendment No. 179 ("PEA No. 179") to its 1933 Act registration statement and Post-Effective Amendment No. 180 to its 1940 Act registration statement. PEA No. 179 was filed primarily to, among other things, (1) reflect the redesignation of Adviser Class shares of the Funds as Class A shares and

(2)register a new share class, Class C shares, of the USAA Income Fund. PEA No. 179 became effective on June 29, 2020, pursuant to Post-Effective Amendment No. 181 ("PEA No. 181").1

In addition, on May 29, 2019 and October 1, 2019, the Trust filed pursuant to Rule 485(a) Post-Effective Amendment Nos. 165 (with respect to USAA Tax Exempt Intermediate-Term Fund, USAA Tax Exempt Long-Term Fund, and USAA Tax Exempt Short-Term Fund) and 172 (with respect to USAA Income Fund) primarily to make changes in connection with the

1PEA Nos. 179 and 181 were filed on behalf of the Funds listed herein as well as other series of the Trust. See PEA No. 179 filed pursuant to Rule 485(a) on April 30, 2020 (SEC Accession No. 0001683863-20-007758); PEA No.

181filed pursuant to Rule 485(b) on June 29, 2020 (SEC Accession No. 0001683863-20-011453).

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transaction whereby USAA Asset Management Company, the prior investment adviser to the Funds, and USAA Transfer Agency Company (d/b/a USAA Shareholder Account Services), the prior transfer agent of the Funds, were acquired by Victory Capital Holdings, Inc., the parent company of Victory Capital Management Inc.2

The forms of the Prospectuses and the disclosures in each section of the Prospectuses included in the Class Z Amendment (except for the sections of each summary prospectus titled "Fees and Expenses," "Performance," and "Purchase and Sale of Shares" and the section of each statutory prospectus titled "Purchases," "Redemptions," "Exchanges and Share Class Conversions," "Other Important Information About Purchases, Redemptions, and Exchanges," and "Multiple Class Information") are substantially the same as the disclosures contained in the Funds' currently effective registration statement, each of which has been reviewed by the SEC staff ("Staff") during the last year and most recently in PEA No. 177.

The forms of the SAIs and the disclosures in each section of the SAIs included in the Class Z Amendment (except for the section titled "Fund History and Description of Shares") is substantially the same as the disclosures contained in Funds' currently effective registration statement, each of which was reviewed by the Staff during the last year and most recently in PEA No. 179.

Furthermore, the disclosures in the sections of the Prospectuses titled "Purchases," "Redemptions," "Converting Shares," and "Multiple Class Information" and the sections of the SAIs titled "Additional Information Regarding Redemption of Shares" and "Fund History and Description of Shares" are substantially the same across all of the Prospectuses and SAIs filed with the Class Z Amendment.

Accordingly, we request that the Staff use the limited review procedure of 1933 Act Release No. 6510 (February 15, 1984) in reviewing the Class Z Amendment. Pursuant to Rule 485(a)(2) under the 1933 Act, this Class Z Amendment will become effective 60 days after the filing date on December 7, 2020. The Trust respectfully requests that the Staff furnish the Trust with any comments regarding this filing by January 7, 2021. This will assist the Trust in keeping to its expected commencement of operations date and prospectus printing schedule.

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2See PEA No. 165 filed pursuant to Rule 485(a) on May 29, 2019 (SEC Accession No. 0001683863-19-001196) and PEA No. 168 filed pursuant to Rule 485(b) on July 29, 2019 (SEC Accession No. 0001683863-19-001724); and PEA No. 172 filed pursuant to Rule 485(a) on October 1, 2019 (SEC Accession No. 0001683863-19-002466) and PEA No. 174 filed pursuant to Rule 485(b) on November 27, 2019 (SEC Accession No. 0001683863-19-002798). The Trust has filed more recent Post-Effective Amendments to its Registration Statement for primarily the same reasons. See e.g., PEA No. 176 filed pursuant to Rule 485(a) on February 28, 2020 (Accession No. 0001683863-20- 000603) and PEA No. 177 filed pursuant to Rule 485(b) on May 1, 2020 (Accession No. 0001683863-20-006300).

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If you have any questions or comments concerning the foregoing, please do not hesitate to contact me at ewagner@vcm.com or (216) 898-2526.

Sincerely,

/s/ Erin G. Wagner

Erin G. Wagner

Deputy General Counsel

Victory Capital Management Inc.

cc:Mark C. Amorosi K&L Gates LLP

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